Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Parenthetical) (Detail) (Separate Account Value [Member], USD $)
In Billions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Separate Account Value [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 30.6	$ 26.7